Management compensation (Details 1) R$ in Thousands	12 Months Ended
Jun. 30, 2018 BRL (R$) shares
Statement Line Items [Line Items]
Outstanding	R$ 218,108
Exercised	R$ (218,108)
Exercisable | shares
Second Grant [Member]
Statement Line Items [Line Items]
Outstanding	R$ 109,054
Exercised	R$ (109,054)
Exercisable | shares
Third Grant [Member]
Statement Line Items [Line Items]
Outstanding	R$ 109,054
Exercised	R$ (109,054)
Exercisable | shares